Defined Benefit Liabilities (Assets) - Principal Actuarial Assumptions (Detail)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	2.58%	1.90%
Expected rate of salary increase	3.08%	2.49%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate for defined benefit obligations	4.03%	2.96%
Expected rate of salary increase	5.93%	6.09%